LOANS RECEIVABLE, NET - Loans receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOANS RECEIVABLE, NET.
Loans receivable	¥ 8,010,081	¥ 9,591,204
Less allowance for loan losses	(421,767)	(351,639)	¥ (25,895)	¥ (12,406)
Loans receivable, net	7,588,314	9,239,565
Accrued interest receivable	87,278	42,770
Net of allowance for loans receivable	¥ 3,200	¥ 2,252